UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21353

                           SEI OPPORTUNITY FUND, L.P.
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS






    SEI OPPORTUNITY FUND, L.P.

    Quarterly Report (Unaudited)

    June 30, 2006


                                                SEI Opportunity Fund, L.P.
                                           Schedule of Investments (Unaudited)
                                                      June 30, 2006
SEI Opportunity Fund, L.P. (the "Fund") invests substantially all of its assets in SEI Opportunity Master Fund, L.P. (the
"Master Fund"). As of June 30, 2006, the Fund owned 3.31% of the Master Fund. The schedule of investments of the Master
Fund is as follows:

                                               FIRST
                                             ACQUISITION                                          % OF MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS*                DATE             COST            FAIR VALUE          CAPITAL          LIQUIDITY**
-----------------------------------------------------------------------------------------------------------------------------------

Convertible Bond Hedging:
   Alta Partners Discount Convertible
      Arbitrage, LP                          10/01/2003    $    6,390,150      $   6,203,779            1.11%          Quarterly
   Lydian Partners II, LP                    10/01/2003        20,910,000         23,202,864            4.16           Quarterly
                                                           -------------------------------------------------------
Total Convertible Bond Hedging                                 27,300,150         29,406,643            5.27


Credit Hedging:
   Canyon Value Realization Fund, LP         10/01/2003        12,040,000         14,309,303            2.58           Quarterly
   Ore Hill Fund, LP                         10/01/2004        11,480,000         13,900,223            2.49          Semi-annual
   Solus, LLC                                01/01/2004         9,716,286         12,385,598            2.22           Quarterly
   Southpaw Credit Opportunity Partners,
      LP                                     08/01/2005        14,250,000         15,299,930            2.74           Quarterly
   Strategic Value Credit Opportunities                                                                             1 year lock-up,
      Fund, LP                               09/01/2005        29,000,000         31,203,344            5.59             Annual
                                                           -------------------------------------------------------
Total Credit Hedging                                           76,486,286         87,098,398           15.62


Distressed Debt:
   Highland Crusader Fund, LP                12/01/2005        19,000,000         22,349,056            4.00           Quarterly
   Strategic Value Restructuring Fund, LP    01/01/2006        20,000,000         21,520,446            3.86             Annual
                                                           -------------------------------------------------------
Total Distressed Debt                                          39,000,000         43,869,502            7.86


Equity Market Neutral:
   Analytic Global Opportunity Fund I,
      Ltd. (b)                               05/01/2006         6,804,000          6,463,868            1.16            Monthly
   Analytic Japanese Equity Market Neutral
      Offshore, Ltd. (b)                     05/01/2006         7,938,000          7,900,035            1.42            Monthly
   Analytic US Market Neutral II, LLC        05/01/2006         7,938,000          8,236,972            1.48            Monthly
   Thales Fund, LP                           10/01/2003        24,016,000         27,595,184            4.94           Quarterly
                                                           -------------------------------------------------------
Total Equity Market Neutral                                    46,696,000         50,196,059            9.00


                                                  SEI Opportunity Fund, L.P.
                                        Schedule of Investments (continued) (Unaudited)
                                                        June 30, 2006

                                               FIRST
                                             ACQUISITION                                          % OF MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS*                DATE             COST            FAIR VALUE          CAPITAL          LIQUIDITY**
-----------------------------------------------------------------------------------------------------------------------------------

Fixed Income:
   Nayan Capital Fund Limited (b)            07/01/2005    $   31,000,000      $  32,794,362            5.88%           Monthly
   Smith Breeden Mortgage Partners, LP       11/01/2005        31,000,000         32,159,947            5.76           Quarterly
                                                           -------------------------------------------------------
                                                               62,000,000         64,954,309           11.64
Total Fixed Income


Global Macro:
   Bridgewater Pure Alpha Fund II,
      LLC (c)                                10/01/2005        16,389,000         17,260,645            3.09            Monthly
   First Quadrant Global Macro Fund,
      Ltd.  (b)                              12/01/2005        26,000,000         25,841,823            4.63            Monthly
                                                           -------------------------------------------------------
                                                               42,389,000         43,102,468            7.72
Total Global Macro


Long/Short Equity:
   Alydar QP Fund, LP                        02/01/2004        19,326,059         20,935,026            3.75           Quarterly
   Boathouse Row I, LP                       01/01/2006        15,000,000         16,119,511            2.89           Quarterly
   Fuller and Thaler International Long
      Short Fund, LP                         11/01/2005        18,000,000         17,661,955            3.16           Quarterly

   Hayground Cove Turbo Fund, LP             04/01/2005        14,450,000         16,866,312            3.02            Monthly

   Highline Capital Partners QP, LP          01/01/2006        16,775,688         17,224,308            3.09           Quarterly

   Southport Millenium Fund, LP              10/01/2003        18,173,000         21,010,723            3.77           Quarterly

   SuNova Partners, LP                       10/01/2003        13,842,000         15,932,183            2.85           Quarterly

   The Steeple Capital Fund II, LP           11/01/2005        14,250,000         15,086,353            2.70           Quarterly

   Third Coast Capital QP Fund, LP           05/01/2005        10,000,000         11,483,642            2.06           Quarterly

   Waterloo Partners, LP                     03/01/2006        20,000,000         20,676,500            3.71           Quarterly
                                                           -------------------------------------------------------
Total Long/Short Equity                                       159,816,747        172,996,513           31.00


                                                  SEI Opportunity Fund, L.P.
                                        Schedule of Investments (continued) (Unaudited)
                                                        June 30, 2006

                                               FIRST
                                             ACQUISITION                                          % OF MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS*                DATE             COST            FAIR VALUE          CAPITAL          LIQUIDITY**
-----------------------------------------------------------------------------------------------------------------------------------

Multi-Strat:
   Liberty View Leverage Plus Fund,
        Ltd. (b)                             10/01/2003    $   23,716,000      $  25,684,134            4.60%           Monthly

   Vicis Capital (b)                         09/01/2005        24,000,000         26,905,027            4.82           Quarterly
                                                           -------------------------------------------------------

Total Multi-Strat                                              47,716,000         52,589,161            9.42
                                                           -------------------------------------------------------
Total Investments                                          $  501,404,183 (a)   $544,213,053           97.53%
                                                           =======================================================


Percentages are based on Members' Capital of $558,013,509.

* Investment funds are non-income producing.

** Available frequency of redemptions after initial lock-up period.

(a) The aggregate cost of investments for tax purposes was $501,404,183. Net unrealized appreciation on investments for tax purposes was $42,808,870 consisting of $43,869,560 of gross unrealized appreciation and $1,060,690 of gross unrealized depreciation.

(b) Domiciled in the Cayman Islands. The total value of such investments as of June 30, 2006 was $125,589,249 and represented 22.50% of Members' Capital.

(c) Domiciled in the British Virgin Islands. The total value of such investments as of June 30, 2006 was $17,260,645 and represented 3.09% of Members' Capital.

The investments in Investment Funds shown above, representing 97.53% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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



                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Opportunity Fund, L.P.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -------------------------
                                             Robert A. Nesher
                                             President

Date: August 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -------------------------
                                             Robert A. Nesher
                                             President

Date: August 28, 2006



By (Signature and Title)*                    /s/ Michael J. Leahy
                                             -------------------------
                                             Michael J. Leahy
                                             Treasurer


Date: August 28, 2006

* Print the name and title of each signing officer under his or her signature.